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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22957

Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	2/28/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2017

Invesco Conservative Income Fund
Nasdaq:
Institutional: ICIFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 8/31/16 to 2/28/17

Institutional Class Shares	0.46%
The BofA Merrill Lynch U.S. Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.22
Lipper Ultra Short Obligation Funds Index∎ (Peer Group)	0.70
Source(s): ▼Bloomberg L.P.; ∎Lipper Inc.

The BofA Merrill Lynch U.S. Treasury Bill Index tracks the performance of US dollar-denominated US Treasury bills publicly issued in the US domestic market.

    The Lipper Ultra Short Obligation Funds Index is an unmanaged index considered representative of ultra-short funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/17

Institutional Class Shares
Inception (7/1/14)	0.71%
1 Year	1.14

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Institutional Class shares was 0.28%. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Institutional Class shares was 0.59%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 12/31/16, the most recent calendar quarter end

Institutional Class Shares
Inception(7/1/14)	0.64%
1 Year	1.08

    Institutional Class shares do not have a front-end sales charge or a contingent deferred sales charge; therefore, performance is at net asset value.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2017. See current prospectus for more information.

2                      Invesco Conservative Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                      Invesco Conservative Income Fund

Schedule of Investments

February 28, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–35.22%(a)
Asset-Backed Securities — Consumer Receivables–0.95%
Sheffield Receivables Co. LLC(b)	0.00%	07/10/2017	$1,000	$994,665

Asset-Backed Securities — Fully Supported Bank–7.19%
Chesham Finance LLC (China) (Multi–CEP’s)(b)	0.00%	06/06/2017	1,000	997,082
Collateralized Commercial Paper Co. LLC (CEP–JPMorgan Securities LLC)	0.00%	06/28/2017	325	323,760
Halkin Finance LLC (France)(b)	0.00%	07/28/2017	1,000	994,604
Halkin Finance LLC (France) (Multi–CEP’s)(b)	0.00%	04/03/2017	1,200	1,199,084
Halkin Finance LLC (France) (Multi–CEP’s)(b)	0.00%	07/26/2017	1,000	994,717
LMA-Americas LLC (France) (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)	0.00%	08/01/2017	1,000	994,375
Matchpoint Finance PLC (France)–Class A (CEP–BNP Paribas SA)(b)	0.00%	03/02/2017	2,000	1,999,914
				7,503,536

Automotive Retail–1.92%
AutoNation Inc.(b)	0.00%	03/02/2017	1,000	999,933
AutoNation Inc.(b)	0.00%	03/07/2017	1,000	999,764
				1,999,697

Brewers–1.43%
Anheuser-Busch InBev Worldwide Inc. (Belgium)(b)	0.00%	03/13/2017	1,497	1,496,638

Consumer Finance–1.91%
Ford Motor Credit Co. LLC(b)	0.00%	05/04/2017	1,250	1,247,359
Ford Motor Credit Co. LLC	0.00%	10/05/2017	752	743,848
				1,991,207

Diversified Banks–4.58%
BPCE S.A. (France)(b)	0.00%	03/03/2017	1,000	999,943
BPCE S.A. (France)(b)	0.00%	08/14/2017	290	288,378
Credit Suisse AG (China)	0.00%	03/01/2017	1,000	999,982
ING US Funding LLC(c)	1.49%	06/23/2017	1,000	1,001,576
Natixix S.A. (France)	0.00%	03/03/2017	500	499,975
Societe Generale S.A. (France)	0.00%	09/27/2017	1,000	992,439
				4,782,293

Electric Utilities–0.95%
Electricite de France S.A. (France)(b)	0.00%	01/05/2018	1,000	985,504

Industrial Machinery–2.40%
Pentair Finance S.A. (United Kingdom)(b)	0.00%	03/01/2017	2,500	2,499,916

Integrated Oil & Gas–2.39%
BP Capital Markets PLC (United Kingdom)(b)	0.00%	05/11/2017	1,000	998,116
Chevron Corp.(b)	0.00%	06/02/2017	1,500	1,497,110
				2,495,226

Life & Health Insurance–0.24%
Prudential PLC (United Kingdom)(b)	0.00%	04/24/2017	250	249,722

Oil & Gas Exploration & Production–2.40%
Canadian Natural Resources Ltd. (Canada)(b)	0.00%	03/01/2017	1,500	1,499,954
Canadian Natural Resources Ltd. (Canada)(b)	0.00%	03/29/2017	1,000	999,086
				2,499,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas Storage & Transportation–3.16%
ONEOK Partners LP	0.00%	03/01/2017	$1,500	$1,499,961
ONEOK Partners LP(b)	0.00%	03/03/2017	800	799,937
Plains All American Pipeline LP(b)	0.00%	03/01/2017	1,000	999,974
				3,299,872

Other Diversified Financial Services–1.90%
ABN Amro Funding USA LLC (Netherlands)(b)	0.00%	08/01/2017	1,000	994,383
AXA Financial Inc (France)(b)	0.00%	10/04/2017	1,000	991,147
				1,985,530

Regional Banks–1.43%
Danske Corp (Denmark)(b)	0.00%	07/10/2017	1,500	1,492,746

Technology Distributors–0.96%
Arrow Electronics Inc.(b)	0.00%	03/14/2017	1,000	999,525

Wireless Telecommunication Services–1.41%
Vodafone Group PLC (United Kingdom)(b)	0.00%	09/01/2017	1,000	992,184
Vodafone Group PLC (United Kingdom)(b)	0.00%	09/07/2017	480	476,106
				1,468,290
Total Commercial Paper (Cost $36,736,498)				36,743,407

Bonds & Notes–34.18%(d)
Automobile Manufacturers–4.76%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes(b)	1.50%	07/05/2019	1,000	987,291
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes	2.68%	01/09/2020	1,088	1,098,345
Hyundai Capital America,
Sr. Unsec. Gtd. Notes(b)	4.00%	06/08/2017	235	236,535
Sr. Unsec. Notes(b)	1.75%	09/27/2019	983	963,839
Nissan Motor Acceptance Corp. (Japan), Sr. Unsec. Notes(b)	2.25%	01/13/2020	1,500	1,500,245
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Global Notes	1.25%	10/05/2017	179	179,016
				4,965,271

Biotechnology–0.16%
AbbVie Inc., Sr. Unsec. Global Notes	1.80%	05/14/2018	164	164,419

Brewers–0.19%
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes	1.45%	07/15/2019	201	198,487

Consumer Finance–1.15%
American Express Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes(c)	1.52%	03/03/2020	1,000	1,000,000
American Express Credit Corp., Series 0000, Sr. Unsec. Floating Rate Medium-Term Notes(c)	1.30%	09/22/2017	200	200,278
				1,200,278

Diversified Banks–16.89%
ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Notes(b)	2.10%	01/18/2019	1,000	1,001,761
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec. Floating Rate Notes(b)(c)	1.66%	09/23/2019	1,000	1,006,815
Sr. Unsec. Medium-Term Global Notes	1.45%	05/15/2018	1,000	997,884
Sr. Unsec. Medium-Term Global Notes	1.50%	01/16/2018	350	349,941
Bank of Montreal (Canada), Sr. Unsec. Floating Rate Global Notes(c)	1.37%	04/10/2018	250	250,373
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (Japan), Sr. Unsec. Notes(b)	1.70%	03/05/2018	650	649,979
BNZ International Funding Ltd. (New Zealand), Sr. Unsec. Floating Rate Gtd. Notes(b)(c)	1.75%	02/21/2020	1,000	1,003,484
Commonwealth Bank of Australia (Australia), Sr. Unsec. Floating Rate Notes(b)(c)	1.67%	11/07/2019	1,000	1,006,230
Dexia Credit Local S.A. (France), Sr. Unsec. Gtd. Floating Rate Note(b)(c)	1.54%	02/15/2019	1,500	1,500,480
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	1.45%	09/25/2017	250	250,038
Mizuho Securities USA Inc., Sr. Unsec Medium-Term Floating Rate Note(b)(c)	1.65%	07/06/2017	1,000	1,000,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes	2.00%	01/14/2019	$300	$300,663
Nordea Bank AB (Sweden), Sr. Unsec. Floating Rate Notes(b)(c)	1.83%	09/17/2018	1,500	1,508,851
Royal Bank of Canada (Canada), Sr. Unsec. Global Notes	1.50%	07/29/2019	1,000	991,604
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Floating Rate Notes(c)	1.33%	07/11/2017	1,000	1,000,745
Sumitomo Mitsui Trust Bank, Ltd. (Japan),
Sr. Unsec. Floating Rate Notes(b)(c)	1.56%	03/06/2019	1,000	1,000,491
Sr. Unsec. Floating Rate Notes(b)(c)	1.93%	10/18/2019	1,000	1,004,738
Swedbank AB (Sweden), Sr. Unsec. Notes(b)	2.13%	09/29/2017	500	501,832
Toronto-Dominion Bank (The) (Canada), Sr. Unsec. Medium-Term Notes	1.40%	04/30/2018	1,000	999,900
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes	1.65%	01/22/2018	300	300,356
Westpac Banking Corp. (Australia), Sr. Unsec. Global Floating Rate Notes(c)	1.48%	03/06/2020	1,000	1,001,465
				17,627,676

Electric Utilities–0.96%
Southern Power Co., Sr. Unsec. Global Notes	1.85%	12/01/2017	1,000	1,002,230

Health Care Equipment–0.46%
Stryker Corp., Sr. Unsec. Global Notes	2.00%	03/08/2019	476	478,125

Integrated Oil & Gas–0.66%
Exxon Mobil Corp., Sr. Unsec. Global Notes	1.44%	03/01/2018	438	438,748
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Floating Rate Notes(c)	1.35%	05/10/2017	250	250,009
				688,757

IT Consulting & Other Services–0.29%
International Business Machines Corp., Sr. Unsec. Global Floating Rate Notes(c)	1.50%	08/18/2017	300	300,690

Life & Health Insurance–0.96%
Metropolitan Life Global Funding I Sec. Floating Rate Note(b)(c)	1.42%	12/19/2018	1,000	1,004,357

Managed Health Care–0.96%
Aetna Inc., Sr. Unsec. Global Notes	1.75%	05/15/2017	1,000	1,000,353

Motorcycle Manufacturers–0.29%
Harley-Davidson Financial Services, Inc., Sr. Unsec. Gtd. Notes(b)	2.25%	01/15/2019	300	301,644

Multi-Line Insurance–0.96%
New York Life Global Funding, Sec. Floating Rate Notes(b)(c)	1.43%	10/24/2019	1,000	1,005,821

Multi-Utilities–0.95%
Dominion Resources, Inc. Series B, Sr. Unsec. Global Notes	1.60%	08/15/2019	1,000	988,039

Pharmaceuticals–1.19%
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes	1.85%	03/01/2017	250	250,000
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes	1.40%	07/20/2018	1,000	993,497
				1,243,497

Regional Banks–3.01%
Fifth Third Bank Series BKNT, Sr. Unsec. Notes	1.63%	09/27/2019	1,000	989,942
Macquarie Bank Ltd.,(Australia)
Sr. Unsec. Floating Rate Notes(b)(c)	1.66%	10/27/2017	250	250,424
Sr. Unsec. Floating Rate Notes(b)(c)	1.79%	03/24/2017	600	600,351
Sr. Unsec. Notes(b)	2.35%	01/15/2019	300	301,454
PNC Bank NA, Sr. Unsec. Notes	1.95%	03/04/2019	1,000	1,004,037
				3,146,208

Technology Hardware, Storage & Peripherals–0.34%
Apple Inc., Sr. Unsec. Global Notes	1.30%	02/23/2018	350	350,512
Total Bonds & Notes (Cost $35,663,316)				35,666,364

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–13.22%
Asset-Backed Securities — Loans–2.09%
Ally Master Owner Trust, Series 2014-5, Class A2, Pass Through Ctfs.	1.60%	10/15/2019	$570	$570,655
John Deere Owner Trust, Series 2015-A, Class A3, Pass Through Ctfs.	1.32%	06/17/2019	795	795,214
CNH Equipment Trust, Series 2016-B, Class A2A, Pass Through Ctfs.	1.31%	10/15/2019	817	815,931
				2,181,800

Asset-Backed Securities — Student Loan–0.13%
SLM Student Loan Trust, Series 2003-14, Class A5, Floating Rate Pass Through Ctfs.(c)	1.27%	01/25/2023	141	141,070

Asset-Backed Securities — Time Share–0.17%
Sierra Timeshare Receivables Funding LLC,
Series 2012-3A, Class A, Pass Through Ctfs.(b)	1.87%	08/20/2029	80	79,804
Series 2013-3A, Class A, Pass Through Ctfs.(b)	2.20%	10/20/2030	100	100,142
				179,946

Auto Loans/Leases–4.89%
Ally Auto Receivables Trust, Series 2015-1, Class A3, Pass Through Ctfs.	1.39%	09/16/2019	961	961,507
CarMax Auto Owner Trust,
Series 2014-4, Class A3, Pass Through Ctfs.	1.25%	11/15/2019	578	577,487
Series 2017-1, Class A2, Pass Through Ctfs.	1.54%	02/18/2020	1,000	1,000,752
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, Pass Through Ctfs.(b)	1.05%	03/20/2020	668	667,848
Ford Credit Auto Owner Trust, Series 2016-A, Class A3, Pass Through Ctfs.	1.39%	07/15/2020	450	449,035
Huntington Auto Trust, Series 2015-1, Class A3, Pass Through Ctfs.	1.24%	09/16/2019	532	531,583
NextGear Floorplan Master Owner Trust,
Series 2015-1A, Class A, Pass Through Ctfs.(b)	1.80%	07/15/2019	250	249,982
Series 2015-2A, Class A, Pass Through Ctfs.(b)	2.38%	10/15/2020	250	251,500
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A2A, Pass Through Ctfs.	1.06%	02/15/2019	198	198,283
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1, Floating Rate Pass Through Ctfs.(c)	1.17%	01/15/2020	210	210,389
				5,098,366

Credit Cards–4.60%
Chase Issuance Trust,
Series 2013-A1, Class A1, Pass Through Ctfs.	1.30%	02/18/2020	300	299,797
Series 2014-A7, Class A7, Pass Through Ctfs.	1.38%	11/15/2019	1,382	1,382,937
First National Master Note Trust, Series 2015-1, Class A, Floating Rate Pass Through Ctfs.(c)	1.54%	09/15/2020	250	250,643
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, Pass Through Ctfs.	1.61%	11/15/2020	1,000	1,001,655
World Financial Network Credit Card Master Trust,
Series 2012-B, Class A, Pass Through Ctfs.	1.76%	05/17/2021	875	876,342
Series 2015-C, Class A, Pass Through Ctfs.	1.26%	03/15/2021	990	990,241
				4,801,615

Equipment Leasing–1.34%
MMAF Equipment Finance LLC, Series 2016-AA, Class A2, Pass Through Ctfs.(b)	1.39%	12/17/2018	1,395	1,395,233
Total Asset-Backed Securities (Cost $13,792,305)				13,798,030

Certificates of Deposit–8.64%
Diversified Banks–6.24%
Bank of Montreal (Canada)(c)	1.47%	04/17/2018	1,000	1,000,945
Canadian Imperial Bank of Commerce (Canada)	1.24%	03/03/2017	1,000	1,000,051
Canadian Imperial Bank of Commerce (Canada)(c)	1.40%	08/08/2018	1,000	999,928
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (Germany)(c)	1.46%	10/25/2017	1,500	1,503,405
Mizuho Bank Ltd. (Japan)(c)	1.48%	04/18/2017	1,000	1,000,944
Norinchukin Bank	1.37%	08/14/2017	1,000	1,000,375
				6,505,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets–0.96%
UBS AG(c)	1.55%	06/20/2017	$1,000	$1,001,765

Regional Banks–1.44%
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.70%	01/24/2018	1,500	1,501,782
Total Certificates of Deposit (Cost $8,999,589)				9,009,195

U.S. Treasury Bills–0.96%(a)
U.S. Treasury Bills (Cost $998,319)	0.61%	06/08/2017	1,000	998,641
TOTAL INVESTMENTS (excluding Repurchase Agreements)–92.22% (Cost $96,190,027)				96,215,637

			Repurchase Amount
Repurchase Agreements–9.58%(e)
Citigroup Global Markets Inc., open agreement dated 12/07/2016, (collateralized by a foreign corporate obligation valued at $2,040,000; 5.63%, 02/21/2047)(f)	1.45%	—	2,000,000	2,000,000
J.P. Morgan Securities Inc., open agreement dated 07/20/2016, (collateralized by domestic agency mortgage-backed securities valued at $2,200,111; 4.22%-4.62%, 07/25/2035-03/25/2037)(f)	1.20%	—	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $4,000,000, (collateralized by a domestic commercial paper valued at $4,200,000; 0%, 03/01/2017)	1.58%	05/03/2017	4,000,000	4,000,000
Wells Fargo Securities, LLC, term agreement dated 12/15/2016, maturing value of $2,007,750, (collateralized by domestic agency mortgage-backed securities valued at $2,040,000; 0%, 02/15/2024-02/15/2025)	1.55%	03/15/2017	2,000,000	2,000,000
Total Repurchase Agreements (Cost $10,000,000)				10,000,000
TOTAL INVESTMENTS–101.80% (Cost $106,190,027)				106,215,637
OTHER ASSETS LESS LIABILITIES–(1.80)%				(1,885,412)
NET ASSETS–100.00%				$104,330,225

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates

Gtd.	– Guaranteed
Sec.	– Secured

Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $52,013,081, which represented 49.85% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(e)	Principal amount equals value at period end. See Note 1H.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition

By security type, based on total investments

as of February 28, 2017

Commercial Paper	34.6%
Bonds & Notes	33.6
Asset-Backed Securities	13.0
Repurchase Agreements	9.4
Certificates of Deposit	8.5
U.S. Treasury Bills	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Conservative Income Fund

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at value (Cost $96,190,027)	$96,215,637
Repurchase agreements, at value and cost	10,000,000
Total investments, at value (Cost $106,190,027)	106,215,637
Cash	83,781
Receivable for:
Investments sold	998,661
Interest	142,244
Fund expenses absorbed	2,964
Other assets	10,565
Total assets	107,453,852

Liabilities:
Payable for:
Investments purchased	3,000,000
Dividends	82,720
Accrued trustees’ and officers’ fees and benefits	2,830
Accrued other operating expenses	38,077
Total liabilities	3,123,627
Net assets applicable to shares outstanding	$104,330,225

Net assets consist of:
Shares of beneficial interest	$104,315,806
Undistributed net investment income	1,121
Undistributed net realized gain (loss)	(12,312)
Net unrealized appreciation	25,610
$104,330,225

Shares outstanding, no par value, with an unlimited number of shares authorized:
Institutional Class	10,426,186
Institutional Class
Net asset value and offering price per share	$10.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Conservative Income Fund

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Investment income:
Interest	$688,717

Expenses:
Advisory fees	126,520
Administrative services fees	24,794
Custodian fees	1,464
Transfer agent fees	4,555
Trustees’ and officers’ fees and benefits	10,534
Registration and filing fees	16,555
Reports to shareholders	5,679
Professional services fees	26,985
Other	5,750
Total expenses	222,836
Less: Fees waived	(81,130)
Net expenses	141,706
Net investment income	547,011

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(6,842)
Change in net unrealized appreciation (depreciation) of investment securities	(86,123)
Net realized and unrealized gain (loss)	(92,965)
Net increase in net assets resulting from operations	$454,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Conservative Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	February 28, 2017	August 31, 2016
Operations:
Net investment income	$547,011	$490,817
Net realized gain (loss)	(6,842)	17,772
Change in net unrealized appreciation (depreciation)	(86,123)	125,926
Net increase in net assets resulting from operations	454,046	634,515
Distributions to shareholders from net investment income	(546,849)	(490,935)
Distributions to shareholders from net realized gains	(23,242)	—

Share transactions–net:
Net increase (decrease) in net assets resulting from share transactions	(246,003)	79,561,809
Net increase (decrease) in net assets	(362,048)	79,705,389

Net assets:
Beginning of period	104,692,273	24,986,884
End of period (includes undistributed net investment income of $1,121 and $959, respectively)	$104,330,225	$104,692,273

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of one portfolio authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of the portfolio or class.

The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.

The Fund currently consists of one class of shares, Institutional Class. Institutional Class shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely

11                         Invesco Conservative Income Fund

to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

12                         Invesco Conservative Income Fund

G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.25%
Over $1 billion	0.22%

For the six months ended February 28, 2017, the effective advisory fees incurred by the Fund was 0.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class shares to 0.28% of average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $81,130.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Conservative Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 5—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2016.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2017 was $14,061,462 and $14,271,698, respectively. During the same period, sales of U.S. Treasury obligations were $1,475,742. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$100,928
Aggregate unrealized (depreciation) of investment securities	(75,318)
Net unrealized appreciation of investment securities	$25,610

Cost of investments is the same for tax and financial reporting purposes.

14                         Invesco Conservative Income Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,663,297	$16,645,190	8,039,624	$80,455,154

Issued as reinvestment of dividends:
Institutional Class	3,197	31,993	74	738

Reacquired:
Institutional Class	(1,690,760)	(16,923,186)	(89,246)	(894,083)
Net increase (decrease) in share activity	(24,266)	$(246,003)	7,950,452	$79,561,809

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Institutional Class
Six months ended 02/28/17	$10.02	$0.05	$(0.01)	$0.04	$(0.05)	$(0.00)	$(0.05)	$10.01	0.46%	$104,330	0.28	%(d)	0.44	%(d)	1.08	%(d)	34%
Year ended 08/31/16	9.99	0.09	0.02	0.11	(0.08)	—	(0.08)	10.02	1.08	104,692	0.28		0.59		0.87		84
Year ended 08/31/15	10.00	0.04	(0.01)	0.03	(0.04)	—	(0.04)	9.99	0.32	24,987	0.28		1.02		0.42		64
Year ended 08/31/14(e)	10.00	0.00	0.00	0.00	(0.00)	—	(0.00)	10.00	0.04	25,007	0.26	(f)	1.93	(f)	0.22	(f)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $102,055.
(e)	Commencement date of July 1, 2014.
(f)	Annualized.

15                         Invesco Conservative Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Institutional	$1,000.00	$1,004.60	$1.39	$1,023.41	$1.40	0.28%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016 through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Conservative Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-22957 and 333-195218                      Invesco Distributors, Inc.                                                                             CINC-SAR-1             04182017      0952

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 13, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 13, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.